Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jan. 01, 2025	Jan. 01, 2024
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 3,849	€ 1,018
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		(894)	(915)
Restructuring activities, CFS		5	45
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		0	(55)
Deferred income taxes, net		(548)	37
Impairment, depreciation and other amortization, and accretion		(1,339)	(1,063)
Share of net income from equity method investments		3	4
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(192)	(95)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		7,575	(10,172)
Non-Trading financial assets mandatory at fair value through profit and loss		(6,899)	(16,810)
Financial assets designated at fair value through profit or loss		0	30
Loans at amortized cost		(2,648)	(1,169)
Other assets		(42,697)	(38,742)
Deposits		(467)	18,524
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	18,163	7,655
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		780	(429)
Other short-term borrowings		8,353	1,067
Other liabilities		52,116	30,032
Senior long-term debt	[2]	4,671	(11,357)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(27,255)	(4,743)
Other, net		7,524	(1,730)
Net cash provided by (used in) operating activities		25,651	(25,075)
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		6,479	12,069
Maturities of financial assets at fair value through other comprehensive income		12,539	11,431
Sale of debt securities held to collect at amortized cost		0	0
Maturities of debt securities held to collect at amortized cost		1,697	3,891
Sale of equity method investments		0	0
Sale of property and equipment		0	14
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(21,054)	(26,741)
Debt securities held to collect at amortized cost		(19,761)	(2,996)
Equity method investments		(15)	(46)
Property and equipment		(211)	(240)
Net cash received in (paid for) business combinations/divestitures		0	0
Other, net		(647)	(694)
Net cash provided by (used in) investing activities		(20,972)	(3,311)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	[3],[4]	20	6
Repayments and extinguishments of subordinated long-term debt	[3]	(2,696)	(34)
Issuances of trust preferred securities	[5]	0	0
Repayments and extinguishments of trust preferred securities	[5]	(3)	(3)
Principal portion of lease payments	[6]	(248)	(283)
Common shares issued		0	0
Purchases of treasury shares		(867)	(1,060)
Sale of treasury shares		0	0
Additional Equity Components (AT1) issued		1,500	1,500
Additional Equity Components (AT1) repaid		(1,208)	0
Purchases of Additional Equity Components (AT1)		(1,869)	(1,678)
Sale of Additional Equity Components (AT1)		1,865	1,656
Coupon on additional equity components, pre tax		(728)	(574)
Dividends paid to noncontrolling interests		(96)	(258)
Net change in noncontrolling interests		(4)	(22)
Cash dividends paid to Deutsche Bank shareholders		1,315	883
Net cash provided by (used in) financing activities		(5,650)	(1,631)
Net effect of exchange rate changes on cash and cash equivalents		(6,904)	882
Net increase (decrease) in cash and cash equivalents		(7,874)	(29,135)
Cash and cash equivalents at end of period		122,792	134,633
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	[7]	663	773
Interest paid	[7],[8]	14,968	17,208
Interest and dividends received [Abstract]
Interest received	[8]	22,854	24,358
Dividend received		35	54
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[9]	117,607	128,990
Interbank balances (w/o central banks)	[10]	5,185	5,644
Total		€ 122,792	€ 134,633	€ 130,666	€ 163,768

[1]	Included are senior long-term debt issuances of € 6.9 billion and € 7.7 billion and repayments and extinguishments of € 3.5 billion and € 1.0 billion through June 30, 2025 and June 30, 2024, respectively
[2]	Included are issuances of € 14.1 billion and € 14.1 billion and repayments and extinguishments of € 8.9 billion and € 24.7 billion through June 30, 2025 and June 30, 2024, respectively
[3]	Non-cash changes for Subordinated Long-Term Debt are € (765) million in total and mainly driven by Fair Value changes of € 48 million and Foreign Exchange movements of € (816) million through June 30, 2025 and € 209 million in total mainly driven by Fair Value changes of € 7 million and Foreign Exchange movements of € 199 million through June 30, 2024
[4]	Non-cash changes for Subordinated Long-Term Debt are € (765) million in total and mainly driven by Fair Value changes of € 48 million and Foreign Exchange movements of € (816) million through June 30, 2025 and € 209 million in total mainly driven by Fair Value changes of € 7 million and Foreign Exchange movements of € 199 million through June 30, 2024
[5]	Non-cash changes for Trust Preferred Securities are € 2 million in total and mainly driven by Fair Value changes of € (1) million through June 30, 2025 and € 2 million in total and mainly driven by Fair Value changes of € (1) million through June 30, 2024
[6]	Non-cash changes for Lease liabilities are € 156 million in total including Foreign Exchange movements of € (198) million through June 30, 2025 and € 368 million in total including Foreign Exchange movements of € 46 million through June 30, 2024
[7]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application under IAS 39. Interest paid and received on derivatives not meeting the IAS 39 hedge accounting requirements are recognized in Net gains (losses) on financial assets/liabilities at fair value through profit and loss
[8]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application under IAS 39. Interest paid and received on derivatives not meeting the IAS 39 hedge accounting requirements are recognized in Net gains (losses) on financial assets/liabilities at fair value through profit and loss
[9]	Not included: Interest-earning time deposits with central banks of € 19.5 billion as of June 30, 2025 and € 19.6 billion as of June 30, 2024
[10]	Not included: Interest-earning time deposits with banks of € 1.6 billion as of June 30, 2025 and € 1.7 billion as of June 30, 2024